DERIVATIVES ACTIVITIES - Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pretax change in accumulated other comprehensive income (loss)
Cash flow hedges expected to be reclassified within 12 months	$ (300)
Maximum length of time hedged in cash flow hedge	10 years
Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	$ 137	$ 134	$ 797
Effective portion of cash flow hedges reclassified from AOCI to earnings	(332)	(409)	(876)
Interest rate contracts | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	357	299	749
Effective portion of cash flow hedges reclassified from AOCI to earnings	(186)	(260)	(700)
Foreign exchange contracts | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	(220)	(167)	34
Effective portion of cash flow hedges reclassified from AOCI to earnings	(146)	(149)	(176)
Credit derivatives | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	$ 0	$ 2	$ 14